Basic and Diluted Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net loss	$ (65,101)	$ (18,367)	$ (54,032)	$ (103,319)
Induced conversion of preferred stock			(17,284)
Net loss attributable to common stockholders			$ (71,316)	$ (103,319)
Denominator:
Shares used in computing net loss attributable per share to common stockholders, basic and diluted	85,331,575	34,965,300
Net loss attributable per share to common stockholders:
Basic and diluted	$ (0.76)	$ (0.53)